2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities		$ 7,937,793
Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities		7,937,793
Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities